Related Parties	6 Months Ended
Jul. 31, 2019
Disclosure of transactions between related parties [abstract]
Related Parties

18	Related Parties

(a)       The Group’s main related parties are as follows:

Cullen Group is incorporated in New Zealand and was a significant shareholder prior to the Naked merger in June 2018.

Key management personnel

Other related parties include close family members of key management personnel and entities that are controlled or significantly influenced by those key management personnel or their close family members.

(b)	Loans to/from related parties

	Opening balance NZ$000s	Closing balance NZ$000s
Loans to related parties
Whitespace Atelier Limited - 31 July 2019	282	-
Whitespace Atelier Limited - 31 January 2019	273	282

Loans from related parties
SBL Holdings – 31 July 2019	(1,449)	-
SBL Holdings – 31 January 2019	-	(1,449)
EJ Watson – 31 July 2019	(2,289)	(2,651)
EJ Watson – 31 January 2019	-	(2,289)

Whitespace Atelier Limited (“Whitespace”) is owned by a shareholder of Naked Brand Group Limited. On 1 Feb 2017, Whitespace was engaged by the Group to procure stock from various suppliers at competitive prices. During the period ended 31 July 2019, purchases amounting to $4.3m (6 months to 31 January 2019: $6.0m) have been made from Whitespace. As at 31 July 2019, the Group has made prepayments to Whitespace amounting to $nil (31 January 2019: $0.3m).